Accounts payable, accrued liabilities and asset retirement obligations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Accounts payable, accrued liabilities and asset retirement obligations
Note 16. Accounts payable, accrued liabilities and asset retirement obligations
a)
The components of the accounts payable are as follows:

	At December 31,
	2022		2023
Suppliers	Ps.	69,238,025	Ps.	63,235,934
Sundry creditors		95,270,108		88,637,103
Interest payable		6,671,247		6,616,584
Guarantee deposits from customers		833,424		1,455,109
Dividends payable		2,459,965		2,152,686

Total	Ps.	174,472,769	Ps.	162,097,416

b)
The balance of accrued liabilities at December 31, 2022 and 2023 are as follows:

	At December 31,
	2022		2023
Current liabilities
Direct employee benefits payable	Ps.	20,964,474	Ps.	20,858,965
Provisions		35,850,857		34,355,359

Total	Ps.	56,815,331	Ps.	55,214,324

The movements in contingencies for the years ended December 31, 2022 and 2023 are as follows:

	Balance at December 31, 2021		Effect of translation		Increase of the year		Applications		Balance at December 31, 2022
							Payments	Reversals
Contingencies	Ps.	34,338,518	Ps.	1,430,535	Ps.	5,236,368	Ps.(3,864,013)	Ps.(1,290,551)	Ps.	35,850,857

	Balance at December 31, 2022		Effect of translation		Increase of the year		Applications		Balance at December 31, 2023
							Payments	Reversals
Contingencies	Ps.	35,850,857	Ps.	(1,738,359)	Ps.	7,361,456	Ps.(5,642,088)	Ps.(1,476,507)	Ps.	34,355,359

Provisions and contingencies include tax, labor, regulatory and other legal type contingencies. See Note 17 b) for detail of contingencies.

c)
The movements in the asset retirement obligations for the years ended December 31, 2022 and 2023 are as follows:

	Balance at December 31, 2021		Business combination		Spin-off effect (2)	Effect of translation	Increase of the year	Applications		Balance at December 31, 2022
								Payments	Reversals (1)
Asset retirement obligations	Ps.	16,752,223	Ps.	156,578	Ps.(4,257,531)	Ps.(1,138,217)	Ps.350,802	Ps.(201,523)	Ps.(862,335)	Ps.10,799,997

(1)	Reversals includes the sale of Claro Panama and Claro Chile disposal. See Note 12b.
(2)	See Note 12d.

	Balance at December 31, 2022		Effect of translation		Increase of the year		Applications				Balance at December 31, 2023
							Payments		Reversals
Asset retirement obligations	Ps.	10,799,997	Ps.	(1,722,035)	Ps.	1,425,391	Ps.	(175,163)	Ps.	(210,262)	Ps.	10,117,928

The discount rates used for the asset retirement obligation are based on market rates that are expected to be undertaken by the dismantling or restoration of cell sites and may include labor costs.